Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

Clinical Research and Development Agreement

In February, 2014, the Company and INC Research entered into a master services agreement and related initial work order under the master services agreement to provide contract clinical research and development services to the Company. The master services agreement provides that the Company may engage INC Research from time to time to provide services in accordance with work orders mutually agreed and budgeted between the parties. The Company contemplates that the master services agreement will be utilized from time to time for clinical research and development of its product candidates and the initial work order includes services with respect to CymaBay’s lead clinical candidate, arhalofenate, which total is anticipated to exceed approximately $8 million. The master services agreement has a term of five years; however, the Company may terminate the master services agreement or any individual work order of the master services agreement on thirty (30) days written notice, or immediately in the event of any safety risk associated with the services being performed. In addition, either party may terminate the Agreement or any applicable work order upon thirty (30) days written notice for a material breach by the other party.